STOCK OPTIONS AND WARRANTS (Summary of Stock Warrants Activity) (Details) - Stock warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant activity, number of shares:
Outstanding at beginning of the period	3,460,000
Granted during the period	5,809,346	3,460,000
Exercised during the period
Terminated during the period
Outstanding at the end of period	9,269,346	3,460,000
Exercisable at end of the period	9,269,346	3,460,000
Weighted average remaining life	3 years 1 month 6 days
Warrant activity, weighted average exercise price:
Outstanding at beginning of the period	$ 1.00
Granted during the period	$ 1.26	$ 1.00
Exercised during the period
Terminated during the period
Outstanding at end of the period	$ 1.16	$ 1.00
Exercisable at end of the period	$ 1.16	$ 1.00